Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company grants long-term equity incentive awards in the form of stock options, PSUs and RSUs. These grants are typically approved at the first regularly scheduled Compensation Committee meeting of the fiscal year. The Company does not time equity grants in coordination with the release of material nonpublic information (“MNPI”). If an equity award is granted outside the regular cycle, the Compensation Committee carefully assesses whether MNPI exists and, if necessary, may delay the grant until after such information is publicly disclosed. For the 2024 equity grants, no awards were approved within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K disclosing MNPI.

Award Timing Method
The Company grants long-term equity incentive awards in the form of stock options, PSUs and RSUs. These grants are typically approved at the first regularly scheduled Compensation Committee meeting of the fiscal year. The Company does not time equity grants in coordination with the release of material nonpublic information (“MNPI”). If an equity award is granted outside the regular cycle, the Compensation Committee carefully assesses whether MNPI exists and, if necessary, may delay the grant until after such information is publicly disclosed. For the 2024 equity grants, no awards were approved within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K disclosing MNPI.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not time equity grants in coordination with the release of material nonpublic information (“MNPI”). If an equity award is granted outside the regular cycle, the Compensation Committee carefully assesses whether MNPI exists and, if necessary, may delay the grant until after such information is publicly disclosed. For the 2024 equity grants, no awards were approved within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K disclosing MNPI.
MNPI Disclosure Timed for Compensation Value	false